Basic Net Income Per Share and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income (loss) attributable to ordinary shareholders for computing basic and diluted net income per ordinary share	$ 396	$ (4,705)	$ 46,147
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	79,871,761	77,498,250	78,266,839
Employee stock options (treasury effect)	767,745		3,846,926
Number of ordinary shares outstanding used in computing diluted net income (loss) per share	80,639,506	77,498,250	82,113,765
Net income (loss) per share - basic	$ 0.00	$ (0.06)	$ 0.59
Net income (loss) per share - diluted	$ 0.00	$ (0.06)	$ 0.56